As filed with the Securities and Exchange Commission on December 22, 2020
Registration No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐
Post-Effective Amendment No.  ☐
(Check appropriate box or boxes)

Barings BDC, Inc.
(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500
Charlotte, NC 28202
(Address of Principal Executive Offices)

(704) 805-7200
(Area Code and Telephone Number)

Eric Lloyd
Chief Executive Officer
Barings BDC, Inc.
300 South Tryon Street, Suite 2500
Charlotte, NC 28202
(Name and Address of Agent for Service)

Copies to:

Harry Pangas, Esq. Gregory A. Schernecke, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006 Telephone: (202) 261-3300 Fax: (202) 261-3333	George M. Silfen, Esq. Terrence Shen, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036 Telephone: (212) 715-9100 Fax: (212) 715-8422

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective and upon completion of the transactions described in the enclosed document.

Calculation of Registration Fee under the Securities Act of 1933
Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Share of Common Stock	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(3)
Common Stock, par value $0.001 per share	200,000 shares	N/A	$160,589,569.08	$20,844.53

(1)
This Registration Statement relates to the Registration Statement on Form N-14 filed by Barings BDC, Inc. (Registration No. 333-248817), on September 15, 2020, amended by pre-effective amendment no. 1 thereto on October 29, 2020, pre-effective amendment no. 2 thereto on November 16, 2020 and pre-effective amendment no. 3 thereto on November 20, 2020 and declared effective by the U.S. Securities and Exchange Commission on November 24, 2020 (as amended, the “Initial Registration Statement”). The Initial Registration Statement registered 17,157,300 shares of Barings BDC, Inc.’s common stock, par value $0.001 per share (the “BBDC Common Stock”). This Registration Statement covers 200,000 additional shares of BBDC Common Stock which may be issued pursuant to the merger agreement described in the Initial Registration Statement as a result of certain adjustments to the exchange ratio pursuant to the merger agreement. Pursuant to Rule 416, this Registration Statement also covers additional securities that may be issued as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum aggregate offering price (the “Proposed Maximum Aggregate Offering Price”) is equal to: (1) $9.06, the average of the high and low prices per share of MVC Capital, Inc.’s common stock, par value $0.01 per share (the “MVC Common Stock”), (the securities to be cancelled in the transaction) on December 18, 2020, as reported on the New York Stock Exchange, multiplied by (2) 17,725,118, the total number of shares of MVC Common Stock that will be exchanged for shares of BBDC Common Stock in accordance with the terms of the merger agreement.

(3)
The Registrant previously paid a fee of $18,382.76 (the “Initial Fee”) upon filing the Initial Registration Statement, calculated in accordance with Section 6(b) of the Securities Act, based on a rate of $129.80 per $1,000,000 of the proposed maximum aggregate offering price in effect at the time (the “Initial Fee Rate”). The registration fee required to register 17,357,300 shares of BBDC Common Stock on the date hereof, as calculated by multiplying the Initial Fee Rate by the Proposed Maximum Aggregate Offering Price, equals $20,844.53. As a result, the Registrant is offsetting the $20,844.53 registration fee by an amount equal to the Initial Fee, and an additional $2,461.77 is being paid in connection herewith.

This form is being filed to register additional shares of the Registrant in connection with an offering on an effective Registration Statement on Form N-14 (333-248817). The Registration Statement will become effective automatically upon filing with the Commission pursuant to Rule 462(b) under the Securities Act.

EXPLANATORY NOTE

Pursuant to the Registration Statement on Form N-14 (Registration No. 333-248817) filed by Barings BDC, Inc. (“Barings BDC”), on September 15, 2020, amended by pre-effective amendment no. 1 thereto on October 29, 2020, pre-effective amendment no. 2 thereto on November 16, 2020 and pre-effective amendment no. 3 thereto on November 20, 2020 and declared effective on November 24, 2020 (as amended, the “Initial Registration Statement”), Barings BDC previously registered 17,157,300 shares of its common stock, par value $0.001 per share (the “Common Stock”) to be issued pursuant to that certain Agreement and Plan of Merger, dated August 10, 2020 (the “Merger Agreement”), by and among Barings BDC, MVC Capital, Inc., Mustang Acquisition Sub, Inc., a wholly owned subsidiary of Barings BDC, and Barings LLC. Barings BDC is filing this registration statement on Form N-14 (the “462(b) Registration Statement”) with the Securities and Exchange Commission pursuant to Rule 462(b) under the Securities Act of 1933, as amended, for the sole purpose of registering an additional 200,000 shares of the Common Stock which may be issued pursuant to the Merger Agreement as a result of certain adjustments to the exchange ratio pursuant to the Merger Agreement.

INCORPORATION OF DOCUMENTS BY REFERENCE

This 462(b) Registration Statement incorporates by reference the contents of the Initial Registration Statement, including all amendments, supplements and exhibits thereto and all information incorporated or deemed to be incorporated by reference therein. Additional opinions and consents required to be filed with this 462(b) Registration Statement are listed on the Exhibit Index attached to and filed with this 462(b) Registration Statement.

Item 16.	Exhibits.
(11)	Opinion and Consent of Miles & Stockbridge P.C. with respect to the legality of shares*

(14)(a)	Consent of Ernst & Young LLP (Barings BDC, Inc.)*

(14)(b)	Consent of Grant Thornton LLP (MVC Capital, Inc.)*

*  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Raleigh, in the State of North Carolina, on the 22nd day of December, 2020.

BARINGS BDC, INC.

By:	/s/ Eric Lloyd
Eric Lloyd
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Eric Lloyd	Chief Executive Officer and Director (Principal Executive Officer)	December 22, 2020
Eric Lloyd

/s/ Jonathan Bock	Chief Financial Officer (Principal Financial Officer)	December 22, 2020
Jonathan Bock

*	Principal Accounting Officer	December 22, 2020
Elizabeth A. Murray

*	Chairman of the Board of Directors	December 22, 2020
Michael Freno

*	Director	December 22, 2020
John A. Switzer

*	Director	December 22, 2020
Mark F. Mullhern

/s/ David Mihalick	Director	December 22, 2020
David Mihalick

*	Director	December 22, 2020
Thomas W. Okel

*	Director	December 22, 2020
Jill Olmstead

By:	/s/ Jill Dinerman
Attorney-in-fact